Post-Employment Benefit Obligations - Summary of Reconciliation of Post-Employment Obligations, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Amount not recognized due to limit on Plan Assets Ceiling	$ 23,804	$ 14,753
Contingency reserve maximum percentage	25.00%
Minimum funding required (IFRIC 14), additional liability recognized	$ 4,507	$ 4,507